Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2022 and 2021 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2020	840,772	$50.61	2,340,490	$45.43
Granted	39,490	38.79	338,260	38.79
Exercised	(30,151)	34.06	(50,623)	33.89
Cancelled	(25,100)	52.34	(21,460)	50.98
Expired	(158,755)	71.10	(226,430)	73.13
Outstanding at December 31, 2021	666,256	$45.70	2,380,237	$42.05
Granted	32,730	48.49	266,090	48.49
Exercised	(129,162)	37.17	(290,577)	35.94
Cancelled	(12,900)	55.70	(21,922)	46.45
Expired	(149,237)	55.66	(145,469)	55.82
Outstanding at December 31, 2022	407,687	$44.67	2,188,359	$42.68
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2022 and 2021 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (old plan)	Number of performance share units (new plan)
Outstanding at December 31, 2020	122,947	228,872	146,801	443,170
Granted	23,384	132,360	—	258,970
Performance factor impact on redemption[1]	—	—	(110,354)	—
Granted in lieu of dividends	1,074	2,729	—	5,545
Redeemed	(13,987)	(6,103)	(36,447)	—
Cancelled	—	(25,473)	—	(17,997)
Outstanding at December 31, 2021	133,418	332,385	—	689,688
Granted	19,909	104,810	—	199,430
Performance factor impact on redemption[1]	—	—	—	(14,796)
Granted in lieu of dividends	2,434	5,561	—	11,764
Redeemed	—	(82,039)	—	(119,714)
Cancelled	—	(19,788)	—	(21,485)
Outstanding at December 31, 2022	155,761	340,929	—	744,887
[1]     Performance share units have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company's total shareholder return in relation to a predetermined target over the period to vesting. These units relate to performance share units redeemed in the quarter ended March 31, 2021, and the quarter ended March 31, 2022.

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable	Information regarding the SARs and TSARs outstanding as at December 31, 2022 is as follows:

	Units outstanding at December 31, 2022			Units exercisable at December 31, 2022

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	2.86	123,387	$31.02	91,327	$31.63
$38.79 to $50.17	3.17	161,340	47.03	102,284	48.69
$54.65 to $78.59	2.38	122,960	55.28	122,960	55.28
	2.84	407,687	$44.67	316,571	$46.33
TSARs
$29.27 to $35.51	3.56	784,886	$30.09	535,876	$30.47
$38.79 to $50.17	4.33	838,663	45.19	351,245	46.72
$54.65 to $78.59	2.66	564,810	56.48	564,810	56.48
	3.62	2,188,359	$42.68	1,451,931	$44.52

SARs and TSARs outstanding and exercisable by range of exercise prices	Information regarding the SARs and TSARs outstanding as at December 31, 2022 is as follows:

	Units outstanding at December 31, 2022			Units exercisable at December 31, 2022

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $35.51	2.86	123,387	$31.02	91,327	$31.63
$38.79 to $50.17	3.17	161,340	47.03	102,284	48.69
$54.65 to $78.59	2.38	122,960	55.28	122,960	55.28
	2.84	407,687	$44.67	316,571	$46.33
TSARs
$29.27 to $35.51	3.56	784,886	$30.09	535,876	$30.47
$38.79 to $50.17	4.33	838,663	45.19	351,245	46.72
$54.65 to $78.59	2.66	564,810	56.48	564,810	56.48
	3.62	2,188,359	$42.68	1,451,931	$44.52

Weighted average assumptions of outstanding SARs and TSARs	The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2022 and 2021 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2022	2021
Risk-free interest rate	4.4%	0.7%
Expected dividend yield	1.9%	1.3%
Expected life of SARs and TSARs (years)	1.8	1.7
Expected volatility	51%	51%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$8.72	$8.81

Changes in stock options issued
Common shares reserved for outstanding incentive stock options as at December 31, 2022 and 2021 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2020	173,251	$49.44
Granted	6,880	38.79
Exercised	(7,300)	34.59
Expired	(27,210)	73.13
Outstanding at December 31, 2021	145,621	$45.25
Granted	5,300	$48.49
Exercised	(16,800)	34.59
Expired	(31,590)	55.66
Outstanding at December 31, 2022	102,531	$43.96

Stock options outstanding and exercisable by range of exercise prices
Information regarding the stock options outstanding as at December 31, 2022 is as follows:

	Options outstanding at December 31, 2022			Options exercisable at December 31, 2022

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	1.75	39,207	$32.49	34,059	$32.98
$38.79 to $50.17	2.66	36,214	47.76	26,328	49.18
$54.65 to $78.59	2.44	27,110	55.46	27,110	55.46
	2.25	102,531	$43.96	87,497	$44.82

Number and weighted average remaining contractual life of stock options outstanding and exercisable
Information regarding the stock options outstanding as at December 31, 2022 is as follows:

	Options outstanding at December 31, 2022			Options exercisable at December 31, 2022

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$29.27 to $35.51	1.75	39,207	$32.49	34,059	$32.98
$38.79 to $50.17	2.66	36,214	47.76	26,328	49.18
$54.65 to $78.59	2.44	27,110	55.46	27,110	55.46
	2.25	102,531	$43.96	87,497	$44.82